Significant Accounting Policies - Additional Information (Detail) ₨ / shares in Units, ₨ in Millions, $ in Millions		12 Months Ended
	Apr. 01, 2019 INR (₨)	Mar. 31, 2020 INR (₨) Vote ₨ / shares shares	Mar. 31, 2019 INR (₨) ₨ / shares shares	Mar. 31, 2020 USD ($) shares	Mar. 08, 2019 ₨ / shares	Mar. 31, 2018 INR (₨) ₨ / shares shares	Jun. 15, 2017 ₨ / shares
Disclosure of classes of share capital [line items]
Authorized share capital		₨ 25,274
Par value per share | ₨ / shares		₨ 2	₨ 2		₨ 2	₨ 2	₨ 2
Number of vote | Vote		1
Undistributed earnings after taxes not freely available for distribution- Capital Reserve		₨ 1,139	₨ 1,139			₨ 1,139
Capital redemption reserve		646	0			767
Lease liabilities	₨ 15,379	19,198
Right of use asset	₨ 13,630	16,748		$ 222
Weighted average discount rate on lease liabilities	5.70%
Reclassified from Property Plant and Equipment to right-of-use assets	₨ 1,243
Reclassification of finance lease to lease liabilities	2,002
Finance lease liability current	1,506
Finance lease liability noncurrent	496
Reclassification of prepaid rent on leasehold land and other assets to right of use assets	2,222
Depreciation expense from right-of-use assets		5,911
Interest expenses on lease liabilities		914
Expense relating to low value assets		44
Expense relating to short value assets		2,085
Leases not yet commenced		1,399
IFRS Sixteen [Member]
Disclosure of classes of share capital [line items]
Increase decrease in retained earnings	872
Net deferred tax assets	138
Gross carrying amount [member]
Disclosure of classes of share capital [line items]
Right of use asset		22,689	17,095
Reclassified from Property Plant and Equipment to right-of-use assets	3,420
Accumulated depreciation and amortisation [member]
Disclosure of classes of share capital [line items]
Right of use asset		5,941
Reclassified from Property Plant and Equipment to right-of-use assets	₨ 2,177
Depreciation expense from right-of-use assets		5,911
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of classes of share capital [line items]
Expected reduction in opening retained earnings on adoption of IFRS 15			2,279
Special economic zone re-investment reserve [member]
Disclosure of classes of share capital [line items]
Undistributed earnings after taxes not freely available for distribution- Capital Reserve		₨ 43,804	₨ 28,565			₨ 0
Bottom of range [member]
Disclosure of classes of share capital [line items]
Perentage of voting power of another entity		20.00%
Bottom of range [member] | IFRS Sixteen [Member]
Disclosure of classes of share capital [line items]
Term of lease not yet commenced		2 years
Top of range [member]
Disclosure of classes of share capital [line items]
Perentage of voting power of another entity		50.00%
Top of range [member] | IFRS Sixteen [Member]
Disclosure of classes of share capital [line items]
Term of lease not yet commenced		8 years
Treasury shares [member]
Disclosure of classes of share capital [line items]
Treasury shares held | shares		22,746,081	27,353,853	22,746,081		23,097,216
Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Authorized shares | shares		12,504,500,000		12,504,500,000
Par value per share | ₨ / shares		₨ 2
Preference shares [member]
Disclosure of classes of share capital [line items]
Authorized shares | shares		25,000,000		25,000,000
Par value per share | ₨ / shares		₨ 10
10% Optionally Convertible Cumulative Preference Shares [member]
Disclosure of classes of share capital [line items]
Authorized shares | shares		150,000		150,000
Par value per share | ₨ / shares		₨ 100